Note 16 - Stock-based Compensation Plans - Options Outstanding and Options Exercisable (Details)	12 Months Ended
Jan. 31, 2018 $ / shares shares
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 18.21
Number of Stock Options, Options Outstanding (in shares) | shares	657,209
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 328 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 16.25
Number of Stock Options, Options Exercisable (in shares) | shares	328,642
Range 1 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 4.89
Range of Exercise Prices, Upper Limit (in dollars per share)	6.93
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 6.31
Number of Stock Options, Options Outstanding (in shares) | shares	38,777
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 36 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 6.31
Number of Stock Options, Options Exercisable (in shares) | shares	38,777
Range 2 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 11.73
Range of Exercise Prices, Upper Limit (in dollars per share)	11.89
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 11.87
Number of Stock Options, Options Outstanding (in shares) | shares	174,500
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 146 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 11.88
Number of Stock Options, Options Exercisable (in shares) | shares	108,000
Range 3 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 19.19
Range of Exercise Prices, Upper Limit (in dollars per share)	20.86
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 19.43
Number of Stock Options, Options Outstanding (in shares) | shares	170,932
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	5 years 109 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 19.27
Number of Stock Options, Options Exercisable (in shares) | shares	102,285
Range 4 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 23.14
Range of Exercise Prices, Upper Limit (in dollars per share)	26.57
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 23.17
Number of Stock Options, Options Outstanding (in shares) | shares	273,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	6 years 73 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 23.14
Number of Stock Options, Options Exercisable (in shares) | shares	79,580